RISK MANAGEMENT - Carrying Value of Debt Securities and Loans and Receivables (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 26,159	$ 4,456
Percent of total carrying value of debt securities	100.00%	100.00%
Financials
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 5,096	$ 649
Percent of total carrying value of debt securities	19.00%	15.00%
Utilities
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 1,333	$ 196
Percent of total carrying value of debt securities	5.00%	4.00%
Industrials
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 1,158	$ 199
Percent of total carrying value of debt securities	4.00%	4.00%
Energy
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 1,714	$ 752
Percent of total carrying value of debt securities	7.00%	17.00%
Real estate
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 6,589	$ 391
Percent of total carrying value of debt securities	25.00%	9.00%
Consumer
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 1,824	$ 187
Percent of total carrying value of debt securities	7.00%	4.00%
Information technology
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 975	$ 310
Percent of total carrying value of debt securities	4.00%	7.00%
Others
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 7,470	$ 1,772
Percent of total carrying value of debt securities	29.00%	40.00%
United States
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 21,721	$ 2,826
Percent of total carrying value of debt securities	83.00%	64.00%
Canada
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 1,836	$ 1,352
Percent of total carrying value of debt securities	7.00%	30.00%
Other
Disclosure of detailed information about financial instruments [line items]
Carrying value of debt securities	$ 2,602	$ 278
Percent of total carrying value of debt securities	10.00%	6.00%